Accounts receivable, net (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Accounts receivable, net
Accounts receivable - trade	$ 19,160,519	$ 24,481,363
Accounts receivable - related party	21	49
Accounts receivable	19,160,540	24,481,412
Less: allowance for doubtful accounts	(8,043)	(8,094)
Accounts receivable	$ 19,152,497	$ 24,473,318